Management fees	12 Months Ended
Dec. 31, 2017
Management fees [Abstract]
Management fees
11.      Management fees:
As of January 1, 2015, the Company engaged Ship Procurement Services S.A. (“SPS”), a third party company, to provide to its fleet certain procurement services at a daily fee of $0.295 per vessel. Total management fees to SPS for the year ended December 31, 2015, 2016 and 2017, were $7,985, $7,604 and $7,543, respectively, and are included in “Management fees” in the accompanying consolidated statement of operations. In addition, Management fees for the year ended December 31, 2015 also include $451 of fees incurred pursuant to the management agreement with Maryville described in Note 3.